--------------------------------------------------------------------------------

DIRECTORS                                               OFFICERS
Barton M. Biggs                                         James W. Grisham
CHAIRMAN OF THE BOARD                                   VICE PRESIDENT
Chairman and Director, Morgan Stanley Asset Management  Harold J. Schaaff, Jr.
Inc. and Morgan Stanley Asset Management Limited;       VICE PRESIDENT
Managing Director, Morgan Stanley & Co. Incorporated    Joseph P. Stadler
Michael F. Klein                                        VICE PRESIDENT
DIRECTOR AND PRESIDENT                                  Valerie Y. Lewis
Principal, Morgan Stanley Asset Management Inc. and     SECRETARY
Morgan Stanley & Co. Incorporated                       Karl O. Hartmann
John D. Barrett II                                      ASSISTANT SECRETARY
Chairman and Director,                                  Joanna M. Haigney
Barrett Associates, Inc.                                TREASURER
Gerard E. Jones                                         Rene J. Feuerman
Partner, Richards & O'Neil LLP                          ASSISTANT TREASURER
Andrew McNally IV
Chairman and Chief Executive Officer, Rand McNally
Samuel T. Reeves
Chairman of the Board and Chief
Executive Officer,
Pinacle Trading L.L.C.
Fergus Reid
Chairman and Chief Executive Officer, LumeLite
Corporation
Frederick O. Robertshaw
Of Counsel, Copple, Chamberlin &
Boehm, P.C.

--------------------------------------------------------------------------------
INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
--------------------------------------------------------------------------------
DISTRIBUTOR
Morgan Stanley & Co. Incorporated
1251 Avenue of the Americas
New York, New York 10020
--------------------------------------------------------------------------------
CUSTODIANS
The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245

Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11210
--------------------------------------------------------------------------------
LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
2000 One Logan Square
Philadelphia, Pennsylvania 19103
--------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

--------------------------------------------------------------------------------
For current performance, current net asset value, or for assistance with your account, please contact the Fund at (800) 548-7786. This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc.

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.
       P.O. Box 2798
       Boston, MA 02208-2798

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.

                           EMERGING GROWTH PORTFOLIO
                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 1997

LETTER TO SHAREHOLDERS
-------

The Emerging Growth Portfolio invests primarily in growth-oriented equity securities of small-to-medium sized domestic corporations and, to a limited extent, foreign corporations. Such companies generally have gross revenues ranging from $10 million to $750 million.

For the nine month and one year periods ended September 30, 1997, the Portfolio had total returns of 16.50% and 10.92%, respectively, for the Class A shares and 16.18% and 10.46%, respectively, for the Class B shares compared to 30.57% and 37.39%, respectively, for the NASDAQ Composite Index (the "Index"). For the five-year period ended September 30, 1997, the average annual total return for Class A shares was 12.51% compared to 23.65% for the Index. From inception on

PERFORMANCE COMPARED TO THE NASDAQ COMPOSITE INDEX(1)
--------------------------------------------------------------------------------

                                                 TOTAL RETURNS(2)
                                 ------------------------------------------------
                                                           AVERAGE      AVERAGE
                                                           ANNUAL       ANNUAL
                                                ONE         FIVE         SINCE
                                    YTD        YEAR         YEARS      INCEPTION
                                 ---------  -----------  -----------  -----------
PORTFOLIO--CLASS A.............      16.50%      10.92%       12.51%       12.93%
PORTFOLIO--CLASS B.............      16.18%      10.46%         N/A        11.19%
INDEX--CLASS A.................      30.57%      37.39%       23.65%       17.98%
INDEX--CLASS B.................      30.57%      37.39%         N/A        30.59%

1.  The NASDAQ Composite Index is an unmanaged index of common stocks.

2. Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

------------------------------

THE PERFORMANCE RESULTS PROVIDED ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

November 1, 1989 through September 30, 1997, the average annual total return of Class A shares was 12.93% compared to 17.98% for the Index. From inception on January 2, 1996 through September 30, 1997, the average annual total return of Class B shares was 11.19% compared to 30.59% for the Index.

The third quarter ended September 30, 1997, was a strong period for the Emerging Growth Portfolio and for small capitalization stocks in general. Earlier in the year, we observed a significant valuation gap between large and small capitalization stocks. Over the past three months this valuation gap has become more widely recognized, and for reasons we shall address in further detail below, has created a long awaited rally in emerging growth stocks. For the quarter, the Portfolio's Class A shares and Class B shares had total returns of 15.65% and 15.49%, respectively, compared to 14.90% for the Russell 2000 Index and 16.90% for the Russell 2000 Growth Index. The Emerging Growth Portfolio Class A shares outperformed the larger cap S&P 500 Index by approximately 800 basis points.

The quarter was an eventful period for small cap U.S. stocks. In July large cap issues generally outperformed small caps and the small cap Russell indices failed to keep pace with the larger cap S&P 500. Not until August did the Russell 2000 Growth Index definitively outperform the S&P 500, recording a 3.0% gain versus the S&P 500's loss of 5.6%. (In fact, prior to May of this year, the Russell 2000 Growth Index had not beaten the S&P 500 Index by such a wide margin on a monthly basis since January, 1992.) Due to our overweight position in technology stocks, which underperformed over the month, we trailed the Russell indices. Small cap performance continued strong in August but our technology overweight penalized the Portfolio's relative returns. We were vindicated in September as the Portfolio surged ahead of the small cap indices, powered by its technology component. During the quarter we also witnessed the comeback of small cap growth stocks versus small cap value stocks. During the period the gap in performance that had existed between the Russell 2000 Growth Index and the Russell 2000 Value Index was narrowed by approximately four hundred basis points. The Russell 2000 Growth Index is now up 23.0% year-to-date while the Value Index is up 29.6%.

During the third quarter, we increased the number of securities and weightings in the technology, business services and energy sectors while reducing our exposure to the technology services and consumer sectors. Our healthcare and finance sector weightings remained unchanged. Notable additions over the quarter included a number of energy service companies like Patterson Energy and Grey Wolf, two onshore drilling companies which are enjoying significant pricing leverage due to rising demand for drilling rigs. We also increased our weighting in EVI, a supplier of equipment, drilling tools and other oilfield products. In the technology sector we increased our weighting in analog semiconductor companies with the purchase of additional shares in Linear Technology and Maxim Integrated Products.

Going forward we believe the small cap sector should continue to outperform. Earnings disappointments experienced by a number of high profile large cap companies such as Coca Cola and Gillette have led investors seeking earnings growth to revisit emerging growth stocks. Investors have taken a decidedly less optimistic view of large multinational companies particularly when those companies are experiencing decelerating earnings growth due to such factors as the strong U.S. currency and tight domestic labor markets.

We view the preceding factors as incremental positives to the case we have made since taking over management of the Portfolio in April, 1997. Not only do small companies offer attractive growth characteristics, limited currency risk and a diversity of investment exposure, but they also offer these attributes at a reasonable price. We observed in the spring of this year that the small cap market was at a historically low valuation relative to the broader market and was approaching a significant inflection point. Looking forward, we believe the inflection point has been achieved but that valuation levels remain near historical lows. While we have seen some narrowing of the valuation gap between large and small cap stocks we believe investors are only now beginning to recognize the compelling potential returns that may be offered in the small cap market. We remain optimistic on the small cap market and are confident the changes we have made in the Portfolio leave us well positioned to benefit from this positive environment.

Kurt A. Feuerman
PORTFOLIO MANAGER

Christopher R. Blair
PORTFOLIO MANAGER

October 1997

INVESTMENTS (UNAUDITED)
----------
SEPTEMBER 30, 1997

                                                          VALUE
    SHARES                                                (000)
---------------                                         ---------
COMMON STOCKS (89.9%)
 CAPITAL GOODS-CONSTRUCTION (2.4%)
   BUILDING & CONSTRUCTION (0.3%)
          7,800    Tamsa, ADR                           $     181
                                                        ---------
   ELECTRICAL EQUIPMENT (1.5%)
          2,700    Semtech Corp.                              187
         24,900    Watkins-Johnson Co.                        834
                                                        ---------
                                                            1,021
                                                        ---------
   MACHINERY (0.6%)
          1,900    ASM Lithography Holding N.V.               188
          2,400    Industrial Distribution Group,
                    Inc.                                       50
          5,600    JLK Direct Distribution, Inc.
                    Class A                                   168
                                                        ---------
                                                              406
                                                        ---------
  TOTAL CAPITAL GOODS-CONSTRUCTION                          1,608
                                                        ---------
 CONSUMER-CYCLICAL (9.2%)
   AUTOMOTIVE (0.5%)
         14,200    O'Reilly Automotive, Inc.                  323
                                                        ---------
   BROADCAST-RADIO & TELEVISION (1.6%)
         13,300    Clear Channel Communications, Inc.         863
          3,000    Heftel Broadcasting Corp., Class A         223
                                                        ---------
                                                            1,086
                                                        ---------
   ENTERTAINMENT & LEISURE (1.5%)
          4,800    Electronic Arts, Inc.                      185
          7,500    Florida Panthers Holdings, Inc.            177
         13,700    GTECH Holdings Corp.                       468
          4,500    HSN, Inc.                                  181
                                                        ---------
                                                            1,011
                                                        ---------
   FOOD SERVICE & LODGING (0.7%)
          5,500    Cracker Barrel Old Country Store,
                    Inc.                                      178
         13,300    Extended Stay America, Inc.                200
          2,500    Papa John's International, Inc.             85
                                                        ---------
                                                              463
                                                        ---------
   GAMING & LODGING (1.4%)
         13,400    HFS, Inc.                                  998
                                                        ---------
   PRINTING & PUBLISHING (0.7%)
         37,700    K-III Communications Corp.                 455
                                                        ---------
   LEISURE RELATED (0.1%)
          2,400    Tejon Ranch Co.                             80
                                                        ---------
   RETAIL-GENERAL (2.7%)
         11,700    Abercrombie & Fitch Co. Class A            307
          9,500    Bed, Bath & Beyond, Inc.                   332

                                                          VALUE
    SHARES                                                (000)
---------------                                         ---------
          9,200    Children's Place Retail Stores,
                    Inc.                                $     132
            900    Cost Plus, Inc.                             26
          6,900    Dollar Tree Stores, Inc.                   290
          6,800    Dress Barn, Inc.                           163
         11,000    General Nutrition Cos., Inc.               319
          3,600    Kohl's Corp.                               256
                                                        ---------
                                                            1,825
                                                        ---------
  TOTAL CONSUMER-CYCLICAL                                   6,241
                                                        ---------
 CONSUMER-STAPLES (14.6%)
   BEVERAGES (0.0%)
            800    Celestial Seasonings, Inc.                  24
                                                        ---------
   BEVERAGES & TOBACCO (1.0%)
         10,200    Consolidated Cigar Holdings, Inc.          417
          6,800    Starbucks Corp.                            284
                                                        ---------
                                                              701
                                                        ---------
   DRUGS (0.5%)
          4,200    Genzyme Corp.-General Division             125
          5,200    MedImmune, Inc.                            190
                                                        ---------
                                                              315
                                                        ---------
   HEALTH CARE SUPPLIES & SERVICES (12.4%)
          3,100    Access Health, Inc.                        107
          4,300    American Healthcorp, Inc.                   60
         18,800    American Oncology Resources, Inc.          302
          3,700    Anesta Corp.                                87
         17,600    Applied Imaging Corp.                       79
          6,800    Arterial Vascular Engineering,
                    Inc.                                      376
         20,916    Concentra Managed Care, Inc.               738
         16,500    Cooper Companies, Inc.                     606
          7,800    Dura Pharmaceuticals, Inc.                 340
         14,600    HEALTHSOUTH Corp.                          390
         12,600    Health Management Associates,
                    Inc., Class A                             398
          5,600    Henry Schein, Inc.                         199
          2,700    Immunex Corp.                              182
          9,400    Inhale Therapeutic Systems                 291
          6,300    Jones Medical Industries, Inc.             198
          5,600    Magellan Health Services, Inc.             178
          6,300    Medicis Pharmaceutical, Class A            287
          7,650    MedQuist, Inc.                             178
          1,800    Megabios Corp.                              30
          7,800    Mentor Corp.                               247
         19,900    Nitinol Medical Technologies, Inc.         279
          4,300    Oncogene Science, Inc.                      47
          5,300    Parexel International Corp.                205

                                                          VALUE
    SHARES                                                (000)
---------------                                         ---------
    HEALTH CARE SUPPLIES & SERVICES (CONTINUED)
         15,900    Phycor, Inc.                         $     462
          4,300    Renal Care Group, Inc.                     154
          6,800    Renal Treatment Centers, Inc.              242
         18,800    SangStat Medical Corp.                     576
          2,700    Sunrise Assisted Living, Inc.               97
          7,400    Total Renal Care Holdings, Inc.            370
          3,300    Transkaryotic Therapies, Inc.              129
         15,100    VIVUS, Inc.                                560
                                                        ---------
                                                            8,394
                                                        ---------
   HOSPITAL SUPPLIES & SERVICES (0.5%)
          9,600    Horizon Health Corp.                       239
          2,700    Pediatrix Medical Group, Inc.              119
                                                        ---------
                                                              358
                                                        ---------
   PERSONAL CARE PRODUCTS (0.2%)
          8,600    Chromatics Color Science
                    International, Inc.                       108
                                                        ---------
  TOTAL CONSUMER-STAPLES                                    9,900
                                                        ---------
 DIVERSIFIED (2.3%)
          6,900    Matthews International Corp.,
                    Class A                                   269
         21,000    Republic Industries, Inc.                  692
          9,600    Volt Information Sciences, Inc.            608
                                                        ---------
  TOTAL DIVERSIFIED                                         1,569
                                                        ---------
 ENERGY (9.3%)
   COAL, GAS, & OIL (9.3%)
          7,000    Barret Resources Corp.                     273
          4,200    Camco International, Inc.                  293
         18,600    Chesapeake Energy Corp.                    212
          8,800    Elan Corp. plc ADR                         441
         22,500    Elan Energy, Inc.                          166
         12,000    ENSCO International, Inc.                  473
          9,300    EVI, Inc.                                  595
          8,400    Falcon Drilling Co., Inc.                  297
          9,200    Forecenergy, Inc.                          357
          3,400    Friede Goldman International, Inc.         204
         34,000    Grey Wolf, Inc.                            253
         21,300    Gulf Canada Resources Ltd.                 194
          7,400    Gulf Indonesia Resources Ltd.              165
          3,600    Maverick Tube Corp.                        148
         13,800    Newfield Exploration Co.                   387
          4,500    Noble Drilling Corp.                       145
          4,900    Ocean Energy, Inc.                         338
          8,000    Patterson Energy, Inc.                     419
          2,800    Precision Drilling Corp.                   179
            800    Reading & Bates Corp.                       33
          8,600    Snyder Oil Corp.                           195
         13,700    Unit Corp.                                 210
                                                          VALUE
    SHARES                                                (000)
---------------                                         ---------
          6,400    Vintage Petroleum, Inc.              $     315
                                                        ---------
  TOTAL ENERGY                                              6,292
                                                        ---------
 FINANCE (7.9%)
   BANKING (0.8%)
          3,500    FirstFed Financial Corp.                   119
          4,100    Golden State Bancorp., Inc.                123
          4,100    Ocwen Financial Corp.                      173
          3,400    Texas Regional Bancshares, Inc.
                    Class A                                   103
                                                        ---------
                                                              518
                                                        ---------
   FINANCIAL SERVICES (2.5%)
          3,200    A.G. Edwards, Inc.                         164
          6,700    Advanta Corp, Class A                      195
          9,300    CMAC Investment Corp.                      499
          1,700    Finova Group, Inc.                         161
          6,300    FIRSTPLUS Financial Group, Inc.            353
          1,233    Legg Mason, Inc.                            65
          2,600    T. Rowe Price Associates, Inc.             174
          1,700    Triad Guaranty, Inc.                        93
                                                        ---------
                                                            1,704
                                                        ---------
   INSURANCE (0.5%)
          7,000    Mutual Risk Management Ltd.                356
                                                        ---------
   REAL ESTATE (4.1%)
          7,000    Beacon Properties Corp. REIT               321
          9,300    CarrAmerica Realty Corp. REIT              298
         10,000    Crescent Real Estate Equities,
                    Inc.                                      401
          7,600    Federal Realty REIT                        191
         17,000    HomeSide, Inc.                             440
          6,300    Security Capital Group, Inc.,
                    Class B                                   217
          6,600    Starwood Lodging Trust REIT                379
         18,200    Taubman Centers, Inc. REIT                 233
         12,200    Trizec Hahn Corp. REIT                     315
            200    Westfield America, Inc. REIT                 3
                                                        ---------
                                                            2,798
                                                        ---------
  TOTAL FINANCE                                             5,376
                                                        ---------
 MATERIALS (0.2%)
   METALS (0.2%)
          9,300    Metals USA, Inc.                           144
                                                        ---------
 SERVICES (13.5%)
   BUSINESS SERVICES (7.1%)
         11,400    Acxiom Corp.                               198
         13,800    BISYS Group, Inc.                          442
          7,600    BridgeStreet Accomadations, Inc.            85
          8,900    Data Processing Resources Corp.            219
          6,800    ECsoft Group plc ADR                       114
          1,200    Flextronics International Ltd.              57
         15,100    ITI Education Corp.                        123
          5,800    Keane, Inc.                                184

                                                          VALUE
    SHARES                                                (000)
---------------                                         ---------
    BUSINESS SERVICES (CONTINUED)
          3,600    Lamar Advertising Co.                $     110
          3,000    Lason Holdings, Inc.                        82
         20,350    Paychex, Inc.                              710
          4,300    Strayer Education, Inc.                    193
         36,700    SunGard Data Systems, Inc.                 890
         14,100    Sybase, Inc.                               254
          7,100    U.S. Filter Corp.                          306
         29,200    Whittman-Hart, Inc.                        876
                                                        ---------
                                                            4,843
                                                        ---------
   PROFESSIONAL SERVICES (5.8%)
          9,500    Apollo Group, Inc., Class A                401
         14,300    Corrections Corp. of America               622
          6,600    DeVry, Inc.                                197
          3,900    Interim Services, Inc.                     110
         12,000    NFO Research, Inc.                         324
         22,550    Robert Half International, Inc.            933
         20,200    Romac International, Inc.                  879
         17,100    Wilmar Industries, Inc.                    460
                                                        ---------
                                                            3,926
                                                        ---------
   TRANSPORTATION (0.6%)
         18,100    Avis Rent A Car, Inc.                      432
                                                        ---------
  TOTAL SERVICES                                            9,201
                                                        ---------
 TECHNOLOGY (30.4%)
   COMPUTERS (1.2%)
         20,800    Cirrus Logic, Inc.                         300
          9,200    CompUSA, Inc.                              322
          2,100    Computer Learning Centers, Inc.             81
          1,200    Intelligroup, Inc.                          26
         25,900    Syquest Technology, Inc.                    78
                                                        ---------
                                                              807
                                                        ---------
   ELECTRONICS (14.7%)
          7,800    Aavid Thermal Technologies                 229
         15,700    Atmel Corp.                                571
          6,300    Electroglas, Inc.                          214
         27,100    FORE Systems, Inc.                         532
          7,900    Integrated Process Equipment Corp.         290
         16,600    Kent Electronics Corp.                     656
          9,600    KLA-Tencor Corp.                           648
         14,650    Level One Communications, Inc.             590
         26,400    Linear Technology Corp.                  1,822
         17,300    Maxim Integrated Products, Inc.          1,231
         10,500    Microchip Technology, Inc.                 475
         15,400    Micron Electronics, Inc.                   268
         25,550    Molex, Inc., Class A                     1,041
          6,700    Quality Semiconductor, Inc.                 89
                                                          VALUE
    SHARES                                                (000)
---------------                                         ---------
          3,300    Sawtek, Inc.                         $     151
          1,700    Unitrode Corp.                             126
         20,700    Xilinx, Inc.                             1,045
                                                        ---------
                                                            9,978
                                                        ---------
   OFFICE EQUIPMENT (1.7%)
         11,100    Compuware Corp.                            669
          4,000    U.S. Office Products                       141
         16,600    Viking Office Products, Inc.               361
                                                        ---------
                                                            1,171
                                                        ---------
   SOFTWARE SERVICES (6.2%)
          7,100    America Online, Inc.                       536
            550    At Home Corp., Series A                     13
          6,500    Autodesk, Inc.                             295
            700    Avant! Corp.                                20
          9,300    Bay Networks, Inc.                         359
          9,100    Cadence Design Systems, Inc.               487
          8,100    Citrix Systems, Inc.                       408
          1,800    Intersolv, Inc.                             28
          5,700    Netscape Communications Corp.              204
         14,000    Peoplesoft, Inc.                           835
          2,500    Synopsys, Inc.                             106
         41,000    USCS International, Inc.                   917
                                                        ---------
                                                            4,208
                                                        ---------
   TELECOMMUNICATIONS (6.6%)
         20,300    Advanced Fibre Communications              831
          7,000    Bell Canada International, Inc.            132
          5,000    California Microwave, Inc.                 100
          3,000    Globalstar Telecommunications,
                    Ltd.                                      156
         35,800    Intelect Communications Systems            403
         27,400    Mobile Telecommunications
                    Technologies Corp.                        443
          7,500    PairGain Technologies, Inc.                213
         10,300    Premisys Communications, Inc.              262
          3,200    Tekelec, Inc.                              109
         11,900    Teleport Communications Group,
                    Inc., Class A                             534
         23,100    Tellabs, Inc.                            1,190
            100    3Com Corp.                                   5
          5,300    Xylan Corp.                                117
                                                        ---------
                                                            4,495
                                                        ---------
  TOTAL TECHNOLOGY                                         20,659
                                                        ---------
 TOYS (0.1%)
          5,600    Galoob Toys, Inc.                           83
                                                        ---------
TOTAL COMMON STOCKS (Cost $49,458)                         61,073
                                                        ---------

     FACE
    AMOUNT                                                VALUE
     (000)                                                (000)
---------------                                         ---------
SHORT-TERM INVESTMENT (2.8%)
 REPURCHASE AGREEMENT (2.8%)
$         1,918    Chase Securities, Inc. 5.75%,
                    dated 9/30/97, due 10/01/97, to
                    be repurchased at $1,918
                    collateralized by U.S. Treasury
                    Notes, 6.25%, due 10/31/01,
                    valued at $1,963 (Cost $1,918)      $   1,918
                                                        ---------
TOTAL INVESTMENTS (92.7%) (Cost $51,376)                   62,991
                                                        ---------
OTHER ASSETS AND LIABILITIES (7.3%)
  Other Assets                                              5,893
  Liabilities                                                (973)
                                                        ---------
                                                            4,920
                                                        ---------
NET ASSETS (100%)                                       $  67,911
                                                        ---------
                                                        ---------
CLASS A:
--------

NET ASSETS                                                $66,691
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 5,115,859 outstanding $0.001 par
  value shares (authorized 500,000,000 shares)             $13.04
                                                        ---------
                                                        ---------
CLASS B:
--------

NET ASSETS                                                 $1,220
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 94,267 outstanding $0.001 par value
  shares (authorized 500,000,000 shares)                   $12.94
                                                        ---------
                                                        ---------

----------------------------------
ADR -- American Depositary Receipt
REIT -- Real Estate Investment Trust